Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Thousands of dollars)	2011	2010
Beginning balance	$12,028	$11,090
Accretion expense	1,007	938
Liability for additional lagoons placed in service	74	–
Ending balance	$13,109	$12,028

Schedule of amounts paid for interest and income taxes

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Interest (net of amounts capitalized)	$6,786	$8,377	$13,845
Income taxes (net of refunds)	126,730	69,626	(10,542)